FINANCIAL INSTRUMENTS - SCHEDULE OF OFFSETTING ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative Asset [Abstract]
Gross amounts presented in the consolidated balance sheet	$ 8,194	$ 1,881
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(4,194)	(1,881)
Net amount	4,000	0
Derivative Liability [Abstract]
Gross amounts presented in the consolidated balance sheet	6,143	15,540
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(4,194)	(1,881)
Net amount	$ 1,949	$ 13,659